Bank Borrowings	12 Months Ended
Jun. 30, 2016
BANK BORROWINGS [Abstract]
Bank Borrowings

10.	BANK BORROWINGS

Bank borrowings as of June 30, 2015 and 2016 consisted of the following:

	As of June 30,
	2015	2016
	RMB	RMB
Long-term bank loans
Collateralized long-term bank loans	280,339	172,411
Less: current portion of long-term bank loans	(121,584)	(172,411)
Non-current portion of long-term bank loans	158,755	-

The weighted average interest rate for all long-term bank loans for the years ended June 30, 2015 was approximately 1.19%. The weighted average interest rate for all current portions of long-term bank loans for the year ended June 30, 2015 and 2016 was approximately 1.53% and 1.47%, respectively. Such bank borrowings are all denominated in US$. As of June 30, 2015 and 2016, bank borrowings consisted of the following bank loans:

•	In March 2014, the Group entered into a loan facility agreement, or the 2014 Facility 2, under which the Group can borrow up to US$20,000 and RMB85,000 at the floating interest rates of 1.25% per annum above 3 month LIBOR and 1.25% per annum above the bank’s cost of funds, respectively. In March 2014, the Group made drawdowns of US$20,000(RMB123,042) and RMB85,000 under the 2014 Facility 2 due in March 2016. This bank loan facility is collateralized by pledged time deposits of RMB223,038, which will be released upon the termination or expiry of this facility at the Company’s request. RMB6,103 and RMB nil of restricted cash were deposited as interest reserve as of June 30, 2015 and 2016. On June 26, 2015, the Company repaid the RMB85,000 bank loan under 2014 Facility 2 before its maturity date. On March 11, 2016, the Company repaid the US$20,000 bank loan under 2014 Facility 2 on its maturity date.

Transaction costs of RMB3,329 were incurred to establish the 2014 Facility 2, and have been capitalized on the Company’s consolidated balance sheet, of which RMB688 and RMB nil has not been amortized to interest expense through the consolidated statement of comprehensive income as of June 30, 2015 and 2016, respectively. The 2014 Facility 2 incurred interest expense of RMB782, RMB5,917 and RMB1,441 for the year ended June 30, 2014, 2015 and 2016, respectively.

•	In May 2014, the Company entered into a loan facility agreement, or the 2014 Facility 3, with maximum term of two years. Under the 2014 Facility 3, the Company can borrow up to US$18,000 at a floating interest rate of 1 month LIBOR plus 1% per annum. In June 2014, the Company made a drawdown of US$14,000(RMB86,373) under this facility. In May 2015, the Company drew down the remaining US$4,000 (RMB24,455) under this facility. As of June 30, 2016, the outstanding balance under this facility is US$18,000 due in July 2017. As of June 30, 2016, this bank loan facility is collateralized by pledged time deposit of RMB133,428, which will be released upon the termination or expiration of this facility.

Transaction costs of RMB2,132 were incurred to establish the 2014 Facility 3, and have been capitalized on the Company’s consolidated balance sheet, of which RMB166 and RMB nil has not been amortized to interest expense through the consolidated statement of comprehensive income as of June 30, 2015 and 2016, respectively. The 2014 Facility 3 incurred interest expense of RMB66, RMB1,047 and RMB1,547 for the year ended June 30, 2014, 2015 and 2016, respectively.

•	On May 12, 2015, the Company entered into a loan facility agreement with maximum term of two years, or the 2015 Facility 1, under which the Company can borrow up to US$12,000 at a floating interest rate of 1 month LIBOR plus 1% per annum. In May 2015, the Company drew down US$8,000(RMB48,909) under this facility. As of June 30, 2016, the outstanding balance under this facility is at US$8,000 due in May 2017. As of June 30, 2016, this bank loan facility is collateralized by pledged time deposits of RMB82,313, which will be released upon the termination or expiry of this facility.

Transaction cost of RMB668 was incurred to establish the 2015 Facility 1 and has been capitalized on the Company’s consolidated balance sheet, of which RMB33 and RMB nil has not been amortized to interest expense through the consolidated statement of comprehensive income as of June 30, 2015 and 2016, respectively. The 2015 Facility 1 incurred interest expense of RMB55 and RMB688 for the year ended June 30, 2015 and 2016, respectively.

The agreements of the 2014 Facility 2, the 2014 Facility 3 and the 2015 Facility 1 do not contain financial covenants or restrictions , except that the proceeds shall not be used or reinvested in China.

The carrying value of the bank loans approximates their fair value. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term and long-term bank loans (see Note 21).

The repayment schedule of the long-term bank loans is as follows:

	As of June 30,
	2015	2016
	RMB	RMB
Within one year	121,584	172,411
Between one and two years	158,755	-